Prepayments and Other Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Apr. 10, 2023
Prepayments and Other Assets, Net [Line Items]
Prepayment of rent related to leases expiring	12 months		12 months
Third-parties rate per annum	5.00%	5.00%
Prepaid expense	$ 5,362,816			$ 3,602,000
All Parties [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration amount	5,983,131	¥ 43,200
Prepaid expense	5,362,816		¥ 38,721,142
Business Combination [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration amount	$ 5,000,000
Kaiye (Wenzhou) Water Project Development Co., Ltd [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest					100.00%
Ms. Zhao Dongfang [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest					3.40%